UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 299,113	$ 333,220		$ 1,388,899	$ 1,474,612	$ 1,722,489
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	302,377	291,859		1,179,085	1,272,630	1,460,290
Depreciation, amortization, and depletion	25,683	25,980		104,730	118,178	125,295
Selling, general, and administrative expenses	17,592	18,796		73,777	74,415	78,059
Goodwill impairment				0	0	18,695
Restructuring charges	0	1,016	[1]	1,378	102,404	24,464
Total operating expenses	345,652	337,651		1,358,970	1,567,627	1,706,803
Other operating income	0	(3,285)	[2]	(3,971)	(60,594)	0
Operating income (loss)	(46,539)	(1,146)		33,900	(32,421)	15,686
Interest income	0	(9)		(25)	(8)	(99)
Interest expense	34,477	34,660		137,728	135,461	126,607
Other loss, net	9,585	2,572		7,965	7,379	26,042
Loss before income taxes	(90,601)	(38,369)		(111,768)	(175,253)	(136,864)
Income tax (benefit) expense	9	9		(562)	(1,424)	197
Net loss	(90,610)	(38,378)		(111,206)	(173,829)	(137,061)
Loss per common share
Basic (usd per share)	$ (1.70)	$ (0.72)	[3]	$ (2.09)	$ (3.29)	$ (2.61)
Diluted (usd per share)	$ (1.70)	$ (0.72)	[3]	$ (2.09)	$ (3.29)	$ (2.61)
Weighted average common shares outstanding
Basic (in shares)	53,188	52,976	[3]	53,124	52,850	52,595
Diluted (in shares)	53,188	52,976	[3]	53,124	52,850	52,595
VERSO PAPER HOLDINGS LLC
Net sales	299,113	333,220		1,388,899	1,474,612	1,722,489
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	302,377	291,859		1,179,085	1,272,630	1,460,290
Depreciation, amortization, and depletion	25,683	25,980		104,730	118,178	125,295
Selling, general, and administrative expenses	17,592	18,796		73,777	74,364	78,007
Goodwill impairment				0	0	10,551
Restructuring charges	0	1,016		1,378	102,404	24,464
Total operating expenses	345,652	337,651		1,358,970	1,567,576	1,698,607
Other operating income	0	(3,285)		(3,971)	(60,594)
Operating income (loss)	(46,539)	(1,146)		33,900	(32,370)	23,882
Interest income	(379)	(388)		(1,539)	(1,523)	(1,614)
Interest expense	34,856	34,439		138,626	127,943	122,213
Other loss, net	9,585	2,572		7,965	7,380	25,812
Loss before income taxes	(90,601)	(37,769)		(111,152)	(166,170)	(122,529)
Income tax (benefit) expense	0	0
Net loss	$ (90,601)	$ (37,769)		$ (111,152)	$ (166,170)	$ (122,529)

[1]	Represents costs primarily associated with the closure of the former Sartell mill in 2012
[2]	Represents gain on sale of the former Sartell mill and Fiber Farm LLC in 2013 and gain on insurance settlement resulting from the fire at the former Sartell mill in 2012.
[3]	No dividends were declared or paid in any of the periods presented.